Stockholders’ Equity - Schedule of Weighted Average Assumptions Used to Estimate the Fair Value of Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Schedule of Weighted Average Assumptions used to Estimate the Fair Value of Stock Options and Warrants Granted [Line Items]
Volatility	110.42%
Expected life (years)	6 years
Risk-free interest rate	4.26%
Dividend rate
Share-Based Payment Arrangement, Warrant [Member]
Schedule of Weighted Average Assumptions used to Estimate the Fair Value of Stock Options and Warrants Granted [Line Items]
Volatility	79.42%
Expected life (years)	2 years
Risk-free interest rate	3.95%
Dividend rate